Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Disclose information related to the Company's defined benefit pension plans

The following tables disclose information related to the Company’s defined benefit pension plans.

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in projected benefit obligation:
Projected benefit obligations at beginning of period	$286,074	$136,511	$308,132	$162,759
Service cost—employer	1,868	3,088	1,150	3,126
Interest cost	14,746	7,865	13,902	7,793
Actuarial loss	25,265	6,982	26,832	27,647
Amendments	—	—	236	—
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Acquisition	—	22,770	—	—
Foreign currency exchange rate effect	—	(6,339)	—	4,653
Curtailment/Settlements	(387)	(390)	—	(2,435)
Transfers	(2,188)	—	—	—
Other	180	74	80	44

Projected benefit obligations at end of period	$308,132	$162,759	$325,755	$196,071

Change in plans’ assets:
Fair value of plans’ assets at beginning of period	$195,978	$60,557	$213,927	$62,689
Actual return on plans’ assets	807	3,232	26,117	3,990
Employer contributions	34,568	8,107	31,062	9,291
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Foreign currency exchange rate effect	—	(1,015)	—	2,120
Settlements	—	(390)	—	(2,435)

Fair value of plans’ assets at end of period	$213,927	$62,689	$246,529	$68,139

Funded status of the plans	$(94,205)	$(100,070)	$(79,226)	$(127,932)

Amounts recognized in the balance sheet

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the balance sheets:
Accrued liabilities (current)	$(814)	$(4,027)	$(4,218)	$(4,176)
Pension benefits (long term)	(93,391)	(98,733)	(75,008)	(126,265)
Other assets	—	2,690	—	2,509

Net amount recognized at December 31	$(94,205)	$(100,070)	$(79,226)	$(127,932)

Weighted average assumptions used to determine benefit obligations

Weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.67%	4.87%	3.88%	3.59%
Rate of compensation increase	0.00%	3.25%	0.00%	3.21%

Weighted-average assumptions used to determine net periodic benefit costs

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.79%	5.36%	5.55%	5.10%	5.18%	5.30%	4.63%	5.26%
Expected return on plan assets	8.00%	6.11%	8.00%	7.29%	7.80%	7.54%	7.25%	6.62%
Rate of compensation increase	3.25%	3.50%	3.25%	3.49%	3.25%	3.77%	0.00%	3.69%

Weighted average asset allocations for pension plans

The weighted average asset allocations for the Company’s pension plans at December 31, 2011 and 2012 by asset category are approximately as follows:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity securities	37%	41%	36%	42%
Debt securities	25%	59%	26%	57%
Real estate	4%	0%	4%	0%
Balanced funds(1)	34%	0%	34%	0%
Cash and cash equivalents	0%	0%	0%	1%

	100%	100%	100%	100%

Pension plan assets at fair value

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2011:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$47,230	$49,768	$7,972	$104,970
Debt securities	22,769	67,244	—	90,013
Real Estate	—	8,122	—	8,122
Balanced funds	23,410	44,366	5,567	73,343
Cash and cash equivalents	168	—	—	168

Total	$93,577	$169,500	$13,539	$276,616

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2012:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$45,168	$56,128	$15,459	$116,755
Debt securities	22,718	82,295	—	105,013
Real Estate	—	9,080	—	9,080
Balanced funds	25,066	54,526	3,949	83,541
Cash and cash equivalents	279	—	—	279

Total	$93,231	$202,029	$19,408	$314,668

Reconciliation for which Level three inputs were used in determining fair value

The following is a reconciliation for which Level 3 inputs were used in determining fair value:

Beginning balance of assets classified as Level 3 as of January 1, 2011	$11,275
Net purchases	14,351
Total losses	(2,258)
Transfer to Level 2	(9,829)

Ending balance of assets classified as Level 3 as of December 31, 2011	$13,539

Net purchases	6,417
Total gains	1,352
Transfer to Level 2	(1,900)

Ending balance of assets classified as Level 3 as of December 31, 2012	$19,408

Other Postretirement Benefit Plans, Defined Benefit [Member]
Estimated benefit payments for domestic and foreign pension plans

The Company estimates its benefit payments for its postretirement benefit plans during the next ten years to be as follows:

	U.S.	Non-U.S.	Total
2013	$2,562	$634	$3,196
2014	2,594	630	3,224
2015	2,621	634	3,255
2016	2,633	659	3,292
2017	2,675	677	3,352
2018 - 2022	13,207	4,248	17,455

Pension Plans, Defined Benefit
Estimated benefit payments for domestic and foreign pension plans

The Company estimates its benefit payments for its domestic and foreign pension plans during the next ten years to be as follows:

	U.S	Non-U.S	Total
2013	$19,272	$7,032	$26,304
2014	16,402	6,782	23,184
2015	16,981	7,463	24,444
2016	17,699	9,498	27,197
2017	17,810	10,742	28,552
2018-2022	93,997	57,236	151,233